Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value beginning	$ 2,105
Warrants exercised in business combination	(1,633)
Warrants reclassified to equity	(387)
Change in fair value of warrants	(956)
Warrants assumed in business combination	1,341
Fair value ending	470	$ 2,105
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value beginning	$ 2,105	125	$ 103
Change in fair value		1,370	22
Fair value ending		2,105	$ 125
Warrant Liabilities [Member] | Common Stock Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Issuance of warrant		$ 610